INCOME TAXES - DEFERRED TAX ASSET (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Deferred Tax Assets, Gross [Abstract]
Net Operating Loss Carry-forward	$ 4,162,890	$ 2,384,038
Tax Credit Carry-forward	125,954	92,080
Accrued liabilities	419,704	258,356
Capitalized start-up costs	15,194	15,194
Depreciation	1,351	(659)
Gross Deferred Tax Assets	4,725,093	2,749,009
Valuation Allowance	$ (4,725,093)	$ (2,749,009)